Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Leases [Abstract]
Operating lease expense	$ 9	¥ 60
Amortization of operating lease ROU assets	$ 8	52
Short-term lease